Information About Non-controlling Interests - Summary of Changes in Ownership Interest on the Equity Attributable to Owners (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [abstract]
Carrying amount of non-controlling interests acquired	₩ (732)	₩ 4,022
Consideration paid to non-controlling interests	6,173	7,347	₩ 2,699
Excess of consideration paid recognized in parent's equity	₩ 5,441	₩ 11,369	₩ 2,699